Credit Risk - Disclosure of Country Risk Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
Total
Disclosure of credit risk exposure [line items]
Exposure	300,200	313,200
Governments
Disclosure of credit risk exposure [line items]
Exposure	45,400	49,500
Banks
Disclosure of credit risk exposure [line items]
Exposure	7,100	5,500
Other
Disclosure of credit risk exposure [line items]
Exposure	12,100	9,200
Retail
Disclosure of credit risk exposure [line items]
Exposure	209,700	221,500
Corporate
Disclosure of credit risk exposure [line items]
Exposure	25,900	27,500
Eurozone | Netherlands
Disclosure of credit risk exposure [line items]
Exposure	300	100
Eurozone | Belgium
Disclosure of credit risk exposure [line items]
Exposure	500	600
Eurozone | Finland
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone | Total
Disclosure of credit risk exposure [line items]
Exposure	7,900	5,000
Eurozone | Total | Ireland
Disclosure of credit risk exposure [line items]
Exposure	3,200	2,400
Eurozone | Total | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Total | France
Disclosure of credit risk exposure [line items]
Exposure	2,600	1,400
Eurozone | Total | Germany
Disclosure of credit risk exposure [line items]
Exposure	500	400
Eurozone | Total | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	600	0
Eurozone | Total | Other
Disclosure of credit risk exposure [line items]
Exposure	1,000	800
Eurozone | Governments
Disclosure of credit risk exposure [line items]
Exposure	400	400
Eurozone | Governments | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | France
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone | Governments | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	300	300
Eurozone | Banks
Disclosure of credit risk exposure [line items]
Exposure	2,600	1,600
Eurozone | Banks | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Banks | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Banks | France
Disclosure of credit risk exposure [line items]
Exposure	1,700	800
Eurozone | Banks | Germany
Disclosure of credit risk exposure [line items]
Exposure	200	300
Eurozone | Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	700	500
Eurozone | Other
Disclosure of credit risk exposure [line items]
Exposure	4,700	2,800
Eurozone | Other | Ireland
Disclosure of credit risk exposure [line items]
Exposure	3,100	2,300
Eurozone | Other | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Other | France
Disclosure of credit risk exposure [line items]
Exposure	800	500
Eurozone | Other | Germany
Disclosure of credit risk exposure [line items]
Exposure	300	0
Eurozone | Other | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	500	0
Eurozone | Other | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Corporate
Disclosure of credit risk exposure [line items]
Exposure	200	200
Eurozone | Corporate | Ireland
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone | Corporate | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Corporate | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Corporate | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Corporate | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	100	0
Eurozone | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Total | UK
Disclosure of credit risk exposure [line items]
Exposure	283,100	301,600
Other countries | Total | US
Disclosure of credit risk exposure [line items]
Exposure	700	1,100
Other countries | Total | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	2,100	1,200
Other countries | Total | Japan
Disclosure of credit risk exposure [line items]
Exposure	2,900	1,400
Other countries | Total | Other
Disclosure of credit risk exposure [line items]
Exposure	3,500	2,900
Other countries | Governments | UK
Disclosure of credit risk exposure [line items]
Exposure	40,800	46,600
Other countries | Governments | US
Disclosure of credit risk exposure [line items]
Exposure	0	100
Other countries | Governments | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	2,100	1,200
Other countries | Governments | Japan
Disclosure of credit risk exposure [line items]
Exposure	2,000	1,100
Other countries | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	100	100
Other countries | Banks | UK
Disclosure of credit risk exposure [line items]
Exposure	1,700	1,800
Other countries | Banks | US
Disclosure of credit risk exposure [line items]
Exposure	700	1,000
Other countries | Banks | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Banks | Japan
Disclosure of credit risk exposure [line items]
Exposure	900	300
Other countries | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	1,200	800
Other countries | Other | UK
Disclosure of credit risk exposure [line items]
Exposure	7,200	6,200
Other countries | Other | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Other | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Other | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Other | Other
Disclosure of credit risk exposure [line items]
Exposure	200	200
Other countries | Retail | UK
Disclosure of credit risk exposure [line items]
Exposure	208,400	220,200
Other countries | Retail | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	1,300	1,300
Other countries | Corporate | UK
Disclosure of credit risk exposure [line items]
Exposure	25,000	26,800
Other countries | Corporate | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Corporate | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Corporate | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposure	700	500
All countries excluding Eurozone countries | Total
Disclosure of credit risk exposure [line items]
Exposure	292,300	308,200
All countries excluding Eurozone countries | Governments
Disclosure of credit risk exposure [line items]
Exposure	45,000	49,100
All countries excluding Eurozone countries | Banks
Disclosure of credit risk exposure [line items]
Exposure	4,500	3,900
All countries excluding Eurozone countries | Other
Disclosure of credit risk exposure [line items]
Exposure	7,400	6,400
All countries excluding Eurozone countries | Retail
Disclosure of credit risk exposure [line items]
Exposure	209,700	221,500
All countries excluding Eurozone countries | Corporate
Disclosure of credit risk exposure [line items]
Exposure	£ 25,700	£ 27,300